Offerings	Mar. 23, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2019 Stock Option and Incentive Plan, Common Stock, $0.00001 par value per share
Amount Registered | shares	4,019,172
Proposed Maximum Offering Price per Unit	2.98
Maximum Aggregate Offering Price	$ 11,977,132.56
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,654.05
Offering Note

Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”) shall also cover any additional shares of common stock, $0.00001 par value per share (“Common Stock”), of Cabaletta Bio, Inc. (the “Registrant”), which become issuable under the Cabaletta Bio, Inc.’s 2019 Stock Option and Incentive Plan (the “2019 Plan”), the Cabaletta Bio, Inc.’s 2019 Employee Stock Purchase Plan (the “2019 ESPP”) or the Cabaletta Bio, Inc.’s 2025 Inducement Plan (the “Inducement Plan”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding shares of common stock. Pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein. (2) Represents an automatic increase of 4,019,172 shares of common stock to the number of shares available for issuance under the 2019 Plan, effective as of January 1, 2026. Shares available for issuance under the 2019 Plan were previously registered on registration statements on Form S-8 filed with the Securities and Exchange Commission on October 29, 2019 (File No. 333-234367), March 30, 2020 (File No. 333-237484), March 16, 2021 (File No. 333-254342), March 17, 2022 (File No. 333-263637), March 16, 2023 (File No. 333-270595), August 10, 2023 (File No. 333-273863), March 21, 2024 (333-278124) and March 31, 2025 (333-286246). (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h)(1) of the Securities Act, and based on $2.98, the average of the high and low sale prices of common stock as reported on the Nasdaq Global Select Market on March 19, 2026.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2019 Employee Stock Purchase Plan, Common Stock, $0.00001 par value per share
Amount Registered | shares	234,229
Proposed Maximum Offering Price per Unit	2.54
Maximum Aggregate Offering Price	$ 594,941.66
Fee Rate	0.01381%
Amount of Registration Fee	$ 82.17
Offering Note

Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”) shall also cover any additional shares of common stock, $0.00001 par value per share (“Common Stock”), of Cabaletta Bio, Inc. (the “Registrant”), which become issuable under the Cabaletta Bio, Inc.’s 2019 Stock Option and Incentive Plan (the “2019 Plan”), the Cabaletta Bio, Inc.’s 2019 Employee Stock Purchase Plan (the “2019 ESPP”) or the Cabaletta Bio, Inc.’s 2025 Inducement Plan (the “Inducement Plan”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding shares of common stock. Pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein. (4) Represents an automatic increase of 234,229 shares of common stock to the number of shares available for issuance under the 2019 ESPP, effective as of January 1, 2026. Shares available for issuance under the 2019 ESPP were previously registered on registration statements on Form S-8 filed with the Securities and Exchange Commission on October 29, 2019 (File No. 333-234367), March 30, 2020 (File No. 333-237484), and March 16, 2021 (File No. 333-254342). (5) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h)(1) of the Securities Act, and based on 85% of $2.98, the average of the high and low sale prices of common stock as reported on the Nasdaq Global Select Market on March 19, 2026. Pursuant to the 2019 ESPP, the purchase price of the shares of common stock reserved for issuance thereunder will be 85% of the fair market value of a share of Common Stock on the first trading day of the applicable offering period or on the exercise date of the applicable offering period, whichever is less.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2025 Inducement Plan, Common Stock, $0.00001 par value per share
Amount Registered | shares	275,000
Proposed Maximum Offering Price per Unit	2.98
Maximum Aggregate Offering Price	$ 819,500
Fee Rate	0.01381%
Amount of Registration Fee	$ 113.18
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”) shall also cover any additional shares of common stock, $0.00001 par value per share (“Common Stock”), of Cabaletta Bio, Inc. (the “Registrant”), which become issuable under the Cabaletta Bio, Inc.’s 2019 Stock Option and Incentive Plan (the “2019 Plan”), the Cabaletta Bio, Inc.’s 2019 Employee Stock Purchase Plan (the “2019 ESPP”) or the Cabaletta Bio, Inc.’s 2025 Inducement Plan (the “Inducement Plan”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding shares of common stock. Pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein. (6) Represents 275,000 shares of common stock reserved for issuance under the Inducement Plan, effective as of October 1, 2025. (7) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h)(1) of the Securities Act, and based on $2.98, the average of the high and low sale prices of common stock as reported on the Nasdaq Global Select Market on March 19, 2026.